Movement of Uncertain Tax Positions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefit, beginning balance	$ 1,650,399	$ 1,451,897	$ 1,594,597
Gross increases-accrued interest in current period	168,464	168,926	169,389
Settlements	0	0	0
Reverse due to lapse of statute of limitation			(322,378)
Exchange rate translation		29,576	10,289
Exchange rate translation	(25,404)
Unrecognized tax benefit, ending balance	$ 1,793,459	$ 1,650,399	$ 1,451,897